Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Unrealized losses on equity securities owned by non-BD entities that are not investment companies	¥ 21,338
Carrying value of equity securities measured using measurement alternative	95,603	¥ 65,365
Equity Securities [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Unrealized losses on equity securities owned by non-BD entities that are not investment companies	¥ 3,475